5. LOAN PAYABLE	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 5. LOAN PAYABLE

In December 2011, the Company entered into a Business Loan and Security Agreement (the “Agreement”) whereby the borrower agreed to lend the Company up to a total amount of $71,000 which will be used for business purposes only. The maturity date of such loan ends 365 days after the disbursement of the initial loan which occurred on January 3, 2012.  The loan included a repayment rate of 30% which shall be applied to the amount of the loan. Additionally, a non-refundable fee equal to 6% of the original principal balance (the “loan fee”) of the loan and shall be payable upon the earliest of (a) the date upon which the loan is repaid in full (b) maturity date or (c) upon occurrence of event of default as defined in the Agreement. The lender has the right to accelerate the repayment of and declare immediately due and payable portion of the outstanding loan as defined in the Agreement. Upon the maturity date, the outstanding balance shall be immediately due and payable in full. Thereafter, until the outstanding balance is paid in full, the repayment rate shall be increased to 100%. The borrower also has the right to increase the repayment rate, temporarily or permanently, after the occurrence and during the continuance of an event of default.  Pursuant to the Agreement, the Company has granted the borrower collateral and security interest in all of the assets and rights of the Company as defined in the Agreement, except as otherwise indicated.

In July 2012, the Company entered into an amended Business Loan and Security Agreement whereby the initial loan amount has been increased to $175,000. The maturity date of such loan ends 365 days after the disbursement of this initial loan. The loan includes a repayment rate of 100% which shall be applied to the amount of the loan. Additionally, a non-refundable fee equal to 0.45% of the loan amount shall be payable upon the earliest of (a) the business day immediately preceding the next disbursement date (b) the date upon which the loan is repaid in full (c) termination date or (d) upon occurrence of event of default as defined in the agreement. In September 2012, the maximum loan amount was increased to $200,000. All other terms and conditions of the original Agreement remain in full force and effect.

As of September 30, 2012 and December 31, 2011, loan payable including related fees and interest under this agreement amounted to $194,173 and $0, respectively.